Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Group

Telstra International HK Limited	A wholly-owned subsidiary of the Company’s major shareholder
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder
Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s major shareholder

During the year ended December 31, 2013, Telstra International HK Limited provided network services amounting to RMB128 to Autohome Information. The outstanding balance has been paid in full as of December 31, 2013.

During the year ended December 31, 2013, Telstra International Limited provided network services amounting to RMB255 to Autohome Information. The outstanding balance has been paid in full as of December 31, 2013.

During the year ended December 31, 2013, the Group acquired Autohome Media in October 2013, which is 50% owned by the spouse of one of the Group’s former directors. There are no outstanding balances associated with this acquisition as of December 31, 2013.

During the year ended December 31, 2013, the Group and Telstra International Limited entered into an agreement where a Telstra executive would provide consulting services to the Group. Under this agreement, the amount due to Telstra for services provided during the year ended December 31, 2013 amounted to RMB418.

During the year ended December 31, 2013, the Group and Beijing Australian Telecommunications Technical Consulting Limited entered into an agreement where a Telstra executive would provide consulting services to the Group. Under this agreement, the amount due to Beijing Australian Telecommunications Technical Consulting Limited for services provided during the year ended December 31, 2013 amounted to RMB149.

During the year ended December 31, 2014, Telstra International Limited provided network maintenance services amounting to RMB384 (US$62) to Autohome Information.

During the year ended December 31, 2014, an executive of Telstra International Limited provided consulting services amounting to RMB266 (US$43) to the Group. The outstanding balance has been paid in full as of December 31, 2014.

During the year ended December 31, 2014, an executive of Beijing Australian Telecommunications Technical Consulting Limited provided consulting services amounting to RMB218 (US$35) to the Group. The outstanding balance has been paid in full as of December 31, 2014.

The Group had the following related party payables outstanding as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Telstra International Limited	418	33	5
Beijing Australian Telecommunications Technical Consulting Limited	149	—	—

	567	33	5